Leases (Tables)	12 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of future aggregate minimum lease non-cancellable operating leases

	06.30.19	06.30.18	06.30.17
No later than 1 year	6,874	4,023	6,675
Later than 1 year and not later than 5 years	10,607	7,779	17,064
More than 5 years	1,468	1,875	4,872
	18,949	13,677	28,611

	06.30.19	06.30.18	06.30.17
No later than 1 year	9,247	7,930	8,937
Later than 1 year and not later than 5 years	20,802	35,696	25,078
More than 5 years	14,945	13,032	9,330
	44,994	56,658	43,345

	06.30.19	06.30.18	06.30.17
No later than 1 year	61	42	12
Later than 1 year and not later than 5 years	169	112	-
More than 5 years	5	12	-
	235	166	12